---------
                                     JAMES
                                   ADVANTAGE
                                     FUNDS
                                   ---------

                                Advised by James
                           Investment Research, Inc.

                                       o

                               December 31, 1998
                               Semi-Annual Report
                                  (Unaudited)

                                       o

                            The Golden Rainbow Fund

                            The James Small Cap Fund

                         The James Market Neutral Fund

Letter to Shareholders
of the James Advantage Funds
================================================================================

The James Advantage Funds have continued to grow in the second half of 1998 with the addition of two new funds for our clients. The James Small Cap Fund and The James Market Neutral Fund commenced operations in October, and have been successful in attracting client investments. Of course, The Golden Rainbow Fund remains the flagship of the James Advantage Funds, and it retains its conservative, value-oriented objectives.

INVESTMENT GOALS AND OBJECTIVES

Opportunities to find value became abundant in September and October as the market corrected, only to rally later in the year. However, the fragile condition of the markets gave added incentive to investors looking for funds, such as The Golden Rainbow Fund, which have preservation of capital as one of their primary objectives. The Market Neutral Fund's objective of adding value regardless of market direction also generated interest in that Fund. The higher risk tolerance of investors in The James Small Cap Fund was important as that sector of the market continued its multi-year under-performance.

INVESTMENT PHILOSOPHY

Our value-oriented approach to investing is designed to be conservative in nature. We find that companies with strong earnings and growing markets generally attract investor interest when used in a top-down style of portfolio management. This has been the philosophy behind The Golden Rainbow Fund since its inception, and we remain committed to researching and discovering value in the stock market. This pursuit is used in combination with its opposite in The Market Neutral Fund. That is, we try to purchase stocks showing value while selling short stocks exhibiting what our analysis shows as a lack of value. If we are successful this style would be profitable regardless of market conditions. The value orientation of The Small Cap Fund is determined through our proprietary research, which uses a multi-factor approach in analyzing stocks. In all our styles, we place value at the top of the list of desirable traits.

STRATEGY FOR MEETING FUND OBJECTIVES

The divergence in performance of large and small cap stocks has been a dominant factor during the year. We recognized the split personality of the markets and added large cap stocks in The Golden Rainbow Fund, but small and mid cap stocks with strong value traits are still held in the portfolio. Bonds added to the growth and income of the Fund as the fixed income markets had a strong showing. The Market Neutral Fund began the investment process and quickly developed a strategy of letting the markets come to it. That is, a core position, either long or short, was established and added to as the gyrations of the market created opportunities. The steady approach to investing employed by The Small Cap Fund eliminates the emotion of the markets and lets us rely on our pursuit of value. In all these styles, the volatility of the markets offers opportunities to establish or liquidate holdings. We believe this high level of volatility is likely to remain for some time to come. We will attempt to use it to the Funds' advantage.

FUND PERFORMANCE

Large cap stocks, and in particular technology stocks, have performed well over the last six months. Stocks such as Lucent, Intel and Dell have proven their value. Retail-oriented stocks such as Dayton Hudson have also added value. As we mentioned earlier, smaller cap stocks are lagging and energy stocks are reflecting the low cost of oil and gas. However, we believe these stocks to be at bargain prices.

EXPECTATIONS FOR THE FUTURE

We have seen the stock market grow increasingly nervous as it soared to new heights, and hundred point swings have become commonplace. In this higher risk environment, our focus on value should reduce the effects of the market's turmoil. We think small cap stocks are becoming more attractive compared to large caps. Energy and basic materials, long neglected by the markets, may soon have their day. Technology stocks will remain important, but many have run too fast and need some time to consolidate their gains. As always, events in other countries will have an impact on the U.S. markets, further complicating the challenge. We believe we are well positioned to handle this challenge.

/s/ Barry R. James

Barry R. James, CFA, CIC
President

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998 (Unaudited)
===================================================================================================================
                                                                      The Golden       The James        The James
                                                                        Rainbow        Small Cap      Market Neutral
                                                                          Fund            Fund             Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost .............................................    $101,039,101    $  2,904,777     $  2,486,255
                                                                      ============    ============     ============
   At value (Note 1) .............................................    $124,971,857    $  2,951,781     $  2,598,524
Segregated cash with brokers (Note 1) ............................              --              --        1,761,632
Receivable for capital shares sold ...............................              96             250           38,689
Receivable for securities sold ...................................              --          31,819          142,027
Dividends and interest receivable ................................         999,304           2,141            7,780
Other assets .....................................................          12,455              14              382
                                                                      ------------    ------------     ------------
   TOTAL ASSETS ..................................................     125,983,712       2,986,005        4,549,034
                                                                      ------------    ------------     ------------
LIABILITIES
Securities sold short (proceeds $1,327,434) ......................              --              --        1,331,081
Payable for capital shares redeemed ..............................           8,756              --               --
Payable for securities purchased .................................              --         123,345          142,633
Accrued expenses:
   Management fees (Note 3) ......................................          67,979           2,924            4,021
   12b-1 distribution and service fees (Note 3) ..................          48,817           1,040              963
    Other ........................................................          23,997              --               --
                                                                      ------------    ------------     ------------
       TOTAL LIABILITIES .........................................         149,549         127,309        1,478,698
                                                                      ------------    ------------     ------------

NET ASSETS .......................................................    $125,834,163    $  2,858,696     $  3,070,336
                                                                      ============    ============     ============


NET ASSETS CONSIST OF:
Paid-in capital ..................................................    $101,368,302    $  2,812,651     $  3,033,237
Undistributed net investment income ..............................          19,073              --               36
Accumulated net realized gains (losses) from security transactions         514,032            (959)         (71,559)
Net unrealized appreciation on investments .......................      23,932,756          47,004          108,622
                                                                      ------------    ------------     ------------
NET ASSETS .......................................................    $125,834,163    $  2,858,696     $  3,070,336
                                                                      ============    ============     ============

Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) (Note 4) .....................       7,204,118         252,663          302,152
                                                                      ============    ============     ============

Net asset value and redemption price per share (Note 1) ..........    $      17.47    $      11.31     $      10.16
                                                                      ============    ============     ============

Maximum offering price per share (Note 1) ........................    $      18.24    $      11.81     $      10.61
                                                                      ============    ============     ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1998 (Unaudited)
========================================================================================================
                                                              The Golden      The James      The James
                                                               Rainbow        Small Cap    Market Neutral
                                                                Fund           Fund(A)         Fund(A)
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................    $   468,247     $     7,212     $    19,114
   Interest .............................................      1,893,862              10              96
                                                             -----------     -----------     -----------
      TOTAL INVESTMENT INCOME ...........................      2,362,109           7,222          19,210
                                                             -----------     -----------     -----------
EXPENSES
   Management fees (Note 3) .............................        460,235           4,199           5,551
   12b-1 distribution and service fees - Class A (Note 3)        155,484           1,040             963
   Administration fees (Note 3) .........................         40,207              --              --
   Accounting services fees (Note 3) ....................         18,000              --              --
   Shareholder report printing and mailing ..............         13,986              --              --
   Transfer agent fees (Note 3) .........................          9,000              --              --
   Custodian fees and expenses ..........................          8,743              --              --
   Insurance expense ....................................          6,650              --              --
   Professional fees ....................................          6,497              --              --
   Trustees fees ........................................          4,550           1,000           1,000
   Dividend expense on securities sold short ............             --              --           1,253
   Other expenses .......................................          7,190              --              --
                                                             -----------     -----------     -----------
      Total expenses before fee waivers .................        730,542           6,239           8,767
   Management fees waived (Note 3) ......................        (52,742)             --              --
   12b-1 distribution and service fees waived (Note 3) ..        (55,954)             --              --
                                                             -----------     -----------     -----------
      Total fee waivers .................................       (108,696)             --              --
                                                             -----------     -----------     -----------
      Net expenses ......................................        621,846           6,239           8,767
                                                             -----------     -----------     -----------

NET INVESTMENT INCOME ...................................      1,740,263             983          10,443
                                                             -----------     -----------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions      3,199,275            (959)        (25,701)
   Net realized gains (losses) on
      closed short positions ............................             --              --         (45,858)
   Net change in unrealized appreciation/depreciation
      on investments ....................................      3,985,933          47,004         108,622
                                                             -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS .......................................      7,185,208          46,045          37,063
                                                             -----------     -----------     -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..............    $ 8,925,471     $    47,028     $    47,506
                                                             ===========     ===========     ===========

(A) Represents the period from the initial public offering of shares (October 2, 1998) through December 31, 1998.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1998 and June 30, 1998
============================================================================================================================
                                                                  The Golden                   The James        The James
                                                                    Rainbow                    Small Cap      Market Neutral
                                                                      Fund                        Fund             Fund
                                                         -------------------------------     -------------     -------------
                                                          Six Months                         Period Ended       Period Ended
                                                             Ended          Year Ended          Dec. 31,          Dec. 31,
                                                         Dec. 31, 1998        June 30,          1998(A)           1998(A)
                                                          (Unaudited)           1998          (Unaudited)       (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ............................    $   1,740,263     $   4,809,856     $         983     $      10,443
   Net realized gains (losses) from:
      Security transactions .........................        3,199,275        17,391,584              (959)          (25,701)
      Closed short positions ........................               --                --                --           (45,858)
   Net change in unrealized appreciation/depreciation
         on investments .............................        3,985,933        (8,773,490)           47,004           108,622
                                                         -------------     -------------     -------------     -------------
Net increase in net assets from operations ..........        8,925,471        13,427,950            47,028            47,506
                                                         -------------     -------------     -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income .............       (1,794,136)       (4,808,630)             (983)          (10,407)
   Distributions from net realized gains ............      (16,312,364)      (10,825,570)               --                --
                                                         -------------     -------------     -------------     -------------
Decrease in net assets from distributions
   to shareholders ..................................      (18,106,500)      (15,634,200)             (983)          (10,407)
                                                         -------------     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4):
   Proceeds from shares sold ........................        2,306,033         8,787,070         2,930,189         3,022,830
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ..............       17,469,252        14,819,001               983            10,407
   Payments for shares redeemed .....................      (16,854,374)      (46,489,017)         (118,521)               --
                                                         -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from capital
   share transactions ...............................        2,920,911       (22,882,946)        2,812,651         3,033,237
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .......................................       (6,260,118)      (25,089,196)        2,858,696         3,070,336

NET ASSETS:
   Beginning of period ..............................      132,094,281       157,183,477                --                --
                                                         -------------     -------------     -------------     -------------
   End of period ....................................    $ 125,834,163     $ 132,094,281     $   2,858,696     $   3,070,336
                                                         =============     =============     =============     =============

UNDISTRIBUTED NET INVESTMENT INCOME .................    $      19,073     $      72,946     $          --     $          36
                                                         =============     =============     =============     =============

SUMMARY OF CAPITAL SHARE ACTIVITY:
   Shares sold ......................................          124,077           453,412           263,215           301,134
   Shares issued in reinvestment of distributions
      to shareholders ...............................        1,021,173           798,284                90             1,018
   Shares redeemed ..................................         (906,669)       (2,425,023)          (10,642)               --
                                                         -------------     -------------     -------------     -------------
   Net increase (decrease) in shares outstanding ....          238,581        (1,173,327)          252,663           302,152
   Shares outstanding, beginning of period ..........        6,965,537         8,138,864                --                --
                                                         -------------     -------------     -------------     -------------
   Shares outstanding, end of period ................        7,204,118         6,965,537           252,663           302,152
                                                         =============     =============     =============     =============

(A) Represents the period from the initial public offering of shares (October 2, 1998) through December 31, 1998.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------------
                                                          Six
                                                         Months
                                                         Ended                             Year Ended June 30,
                                                     Dec. 31, 1998    ------------------------------------------------------------
                                                      (Unaudited)       1998         1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  18.96       $  19.31     $  17.56     $  18.27     $  16.67     $  17.81
                                                       --------       --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ...........................       0.26           0.65         0.66         0.73         0.69         0.66
   Net realized and unrealized gains
      (losses) on investments ......................       1.10           1.08         2.16         0.61         1.94        (0.89)
                                                       --------       --------     --------     --------     --------     --------
Total from investment operations ...................       1.36           1.73         2.82         1.34         2.63        (0.23)
                                                       --------       --------     --------     --------     --------     --------

Less distributions:
   From net investment income ......................      (0.26)         (0.65)       (0.68)       (0.74)       (0.68)       (0.66)
   From net realized gains on investments ..........      (2.59)         (1.43)       (0.39)       (1.31)       (0.35)       (0.25)
                                                       --------       --------     --------     --------     --------     --------
Total distributions ................................      (2.85)         (2.08)       (1.07)       (2.05)       (1.03)       (0.91)
                                                       --------       --------     --------     --------     --------     --------

Net asset value at end of period ...................   $  17.47       $  18.96     $  19.31     $  17.56     $  18.27     $  16.67
                                                       ========       ========     ========     ========     ========     ========

Total return(A) ....................................      7.71%          9.47%       16.55%        7.76%       16.54%      (1.49)%
                                                       ========       ========     ========     ========     ========     ========
Ratios/Supplemental Data:

Ratio of net expenses to average net assets(B) .....      1.00%(C)       1.08%        1.09%        1.06%        1.04%        0.96%

Ratio of net investment income to average net assets      2.80%(C)       3.29%        3.63%        4.01%        4.05%        3.70%

Portfolio turnover rate ............................        37%(C)         54%          56%          83%          48%          31%

Net assets at end of period (000's) ................   $125,834       $132,094     $157,183     $184,307     $191,473     $188,747

(A)  Total returns exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.18% (C) for the six months ended December 31, 1998 and 1.23%, 1.24%, 1.26%, 1.27%, and 1.24% for the years ended June 30, 1998, 1997, 1996, 1995 and 1994, respectively (Note 3).

(C)  Annualized.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================
                    Per Share Data for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                   Period
                                                                    Ended
                                                               Dec. 31, 1998(A)
                                                                 (Unaudited)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................      $  10.00
                                                                   --------
Income from investment operations:
   Net investment income ....................................          0.00
   Net realized and unrealized gains on investments .........          1.31
                                                                   --------
Total from investment operations ............................          1.31
                                                                   --------
Less distributions:
   From net investment income ...............................         (0.00)
   From net realized gains on investments ...................            --
                                                                   --------
Total distributions .........................................            --
                                                                   --------

Net asset value at end of period ............................      $  11.31
                                                                   ========

Total return(B) .............................................        13.14%
                                                                   ========
Ratios/Supplemental Data:

Ratio of net expenses to average net assets .................         1.47%(C)

Ratio of net investment income to average net assets ........         0.23%(C)

Portfolio turnover rate .....................................            8%(C)

Net assets at end of period (000's) .........................      $  2,859

(A) Represents the period from the initial public offering of shares (October 2, 1998) through December 31, 1998.

(B) Total returns exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
================================================================================
                    Per Share Data for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                     Period
                                                                      Ended
                                                                Dec. 31, 1998(A)
                                                                   (Unaudited)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................       $   10.00
                                                                    ---------
Income from investment operations:
   Net investment income ....................................            0.03
   Net realized and unrealized gains on investments .........            0.16
                                                                    ---------
Total from investment operations ............................            0.19
                                                                    ---------
Less distributions:
   From net investment income ...............................           (0.03)
   From net realized gains on investments ...................              --
                                                                    ---------
Total distributions .........................................           (0.03)
                                                                    ---------
Net asset value at end of period ............................       $   10.16
                                                                    =========

Total return(B) .............................................           1.95%
                                                                    =========
Ratios/Supplemental Data:

Ratio of net expenses to average net assets,
   excluding dividends on securities sold short .............           1.91%(C)
Expenses from dividends on securities sold short ............           0.32%(C)
                                                                    ---------
Ratio of net expenses to average net assets .................           2.23%(C)

Ratio of net investment income to average net assets ........           2.65%(C)

Portfolio turnover rate .....................................             77%(C)

Net assets at end of period (000's) .........................       $   3,070

(A) Represents the period from the initial public offering of shares (October 2, 1998) through December 31, 1998.

(B) Total returns exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
================================================================================
   Shares       COMMON STOCKS -- 53.9%                                Value
--------------------------------------------------------------------------------
                BASIC MATERIALS -- 2.1%
     5,000      Ashland, Inc. .................................    $    241,875
   110,900      Barrick Gold Corporation ......................       2,162,550
     5,200      E.I. du Pont de Nemours and Company Ltd. ......         275,925
                                                                   ------------
                                                                      2,680,350
                                                                   ------------
                CONSUMER, CYCLICAL -- 5.2%
    45,000      Bowne & Company, Inc. .........................         804,375
    14,000      Dayton-Hudson Corporation .....................         759,500
    19,000      Furniture Brands International, Inc. * ........         517,750
    13,500      GAP, Inc. .....................................         759,375
    10,000      General Motors Corporation ....................         715,625
    29,000      Jones Apparel Group, Inc. * ...................         639,813
    10,000      Kellwood Company ..............................         250,000
    40,500      Lowe's Companies, Inc. ........................       2,073,094
                                                                   ------------
                                                                      6,519,532
                                                                   ------------
                CONSUMER, NON-CYCLICAL -- 17.3%
    49,400      Allegiance Corporation ........................       2,303,275
     6,500      Amgen, Inc. * .................................         679,656
    34,333      Bindley Western Industries ....................       1,690,900
    53,000      Bristol-Myers Squibb Company ..................       7,092,063
     5,500      Coors (Adolph) Company - Class B ..............         310,406
    18,000      Dean Foods Company ............................         734,625
     7,000      Kroger Company * ..............................         423,500
     7,000      Lilly (Eli) & Co. .............................         622,125
    10,200      Pfizer, Inc. ..................................       1,279,463
    51,000      Premark International, Inc. ...................       1,765,875
    20,000      Procter & Gamble Company ......................       1,826,250
    13,000      Schering-Plough Corporation ...................         718,250
    35,000      Supervalu, Inc. ...............................         980,000
    18,000      Warner-Lambert, Inc. ..........................       1,353,375
                                                                   ------------
                                                                     21,779,763
                                                                   ------------
                ENERGY -- 3.4%
    32,000      Exxon Corporation .............................       2,340,000
    21,000      Helmerich & Payne .............................         406,875
     5,000      Lakehead Pipeline LP ..........................         242,500
    41,500      Williams Companies ............................       1,294,281
                                                                   ------------
                                                                      4,283,656
                                                                   ------------
8

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares       COMMON STOCKS -- 53.9%                                 Value
--------------------------------------------------------------------------------
                FINANCE -- 3.8%
    46,000      American Bankers Insurance Group ..............    $  2,225,250
    21,000      The Equitable Companies .......................       1,215,375
    20,000      Lehman Brothers Holding Company ...............         881,250
    10,750      Prologis Trust ................................         223,062
     5,000      UMB Financial Corporation .....................         229,375
                                                                   ------------
                                                                      4,774,312
                                                                   ------------
                INDUSTRIAL -- 4.2%
    26,000      Airborne Freight Corporation ..................         937,625
    22,000      Southdown, Inc. ...............................       1,302,125
    22,500      Lafarge Corporation ...........................         911,250
    45,000      Mohawk Industries, Inc. * .....................       1,892,813
    12,000      Timken Company ................................         226,500
                                                                   ------------
                                                                      5,270,313
                                                                   ------------
                INTERNATIONAL -- 2.0%
    25,000      Korea Electric Power SPN-ADR ..................         392,187
    77,000      YPF S.A.-ADR ..................................       2,151,188
                                                                   ------------
                                                                      2,543,375
                                                                   ------------
                TECHNOLOGY -- 8.4%
    21,000      AT&T Corporation ..............................       1,580,250
    27,000      CTS Corporation ...............................       1,174,500
    20,600      Dell Computer Corporation * ...................       1,507,662
    31,000      HBO & Company .................................         889,312
    26,300      Intel Corporation .............................       3,118,194
     7,100      Lucent Technologies, Inc. .....................         781,000
    11,300      Microsoft Corporation * .......................       1,567,169
                                                                   ------------
                                                                     10,618,087
                                                                   ------------
                UTILITIES -- 7.5%
    33,000      Columbia Energy Corporation ...................       1,905,750
    35,500      Duke Energy Corporation .......................       2,274,219
    90,400      Energen Corporation ...........................       1,762,800
    92,000      NIPSCO Industries .............................       2,800,250
     7,000      Pinnacle West Capital .........................         296,625
    20,000      Washington Water and Power Company* ...........         385,000
                                                                   ------------
                                                                      9,424,644
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $48,024,302) ........    $ 67,894,032
                                                                   ------------

================================================================================
 Par Value      CORPORATE BONDS -- 4.9%                                Value
--------------------------------------------------------------------------------
$2,625,000      Ameritech, 5.95%, 1/15/38 .....................    $  2,718,818
 1,200,000      Bank One Texas, 6.25%, 2/15/08 ................       1,240,476
   500,000      GTE, 7.51%, 4/1/09 ............................         573,978
   500,000      Illinois Bell Telephone, 7.125%, 7/1/23 .......         514,761
   500,000      Pacific G & E, 7.25%, 8/1/26 ..................         530,160
   500,000      Procter & Gamble, 7.375%, 3/1/23 ..............         530,437
                                                                   ------------

               TOTAL CORPORATE BONDS (Amortized Cost $5,845,913)   $  6,108,630
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
 Par Value      U.S. GOVERNMENT & AGENCY BONDS-- 38.3%                 Value
--------------------------------------------------------------------------------
$3,000,000      U.S. Treasury Notes, 6.25%, 4/30/01 ...........    $  3,105,939
 4,000,000      U.S. Treasury Notes, 6.50%, 5/31/01 ...........       4,166,252
 6,000,000      U.S. Treasury Notes, 5.50%, 1/31/03 ...........       6,174,378
16,000,000      U.S. Treasury Notes, 6.25%, 2/15/07 ...........      17,550,000
 7,300,000      U.S. Treasury Notes, 6.125%, 8/15/07 ..........       7,977,535
 2,000,000      U.S. Treasury Notes, 5.50%, 2/15/08 ...........       2,120,000
   500,000      U.S. Treasury Bonds, 10.375%, 11/15/09 ........         639,062
 2,000,000      U.S. Treasury Bonds, 10.00%, 5/15/10 ..........       2,553,750
 2,000,000      U.S. Treasury Bonds, 5.25%, 11/15/28 ..........       2,050,000
 3,000,000      U.S. Treasury STRIPS, 0.00%, 5/15/08 ..........       1,896,327
                                                                   ------------

                TOTAL U.S. GOVERNMENT &
                   AGENCY BONDS (Amortized Cost $44,432,934) ..    $ 48,233,243
                                                                   ------------

================================================================================
   Shares       SHORT-TERM INVESTMENTS -- 2.2%                         Value
--------------------------------------------------------------------------------
 2,735,952      Star Treasury Money Market Fund (at cost) .....    $  2,735,952
                                                                   ------------

                TOTAL INVESTMENT SECURITIES -- 99.3%
                   (Amortized Cost $101,039,101) ..............    $124,971,857

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7% .         862,306
                                                                   ------------

                NET ASSETS -- 100.0% ..........................    $125,834,163
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
================================================================================
   Shares       COMMON STOCKS --  96.3%                                Value
--------------------------------------------------------------------------------
                BASIC MATERIALS -- 7.5%
     4,365      AK Steel Holding Corp. ........................    $    102,577
     1,945      Mueller Industries, Inc. * ....................          39,508
     5,215      National Steel Corp. - Class B ................          37,157
     2,430      RTI International Metals, Inc. * ..............          34,020
                                                                   ------------
                                                                        213,262
                                                                   ------------
                CONSUMER, CYCLICAL -- 16.7%
     2,030      Alaska Air Group, Inc. * ......................          89,827
     2,855      Arvin Industries, Inc. ........................         119,018
     4,340      Bowne & Co., Inc. .............................          77,577
     8,210      Burlington Coat Factory Warehouse Corp. .......         133,926
     3,860      The Dress Barn, Inc. * ........................          58,624
                                                                   ------------
                                                                        478,972
                                                                   ------------
                CONSUMER, NON-CYCLICAL -- 9.1%
     3,995      Pilgrim's Pride Corp. - Class B ...............          79,650
     5,070      The West Company, Inc. ........................         180,936
                                                                   ------------
                                                                        260,586
                                                                   ------------
                ENERGY -- 13.9%
     3,535      Lakehead Pipeline Partners, LP * ..............         171,448
     1,880      SEACOR SMIT, Inc. * ...........................          92,942
     4,915      Southwest Gas Corp. ...........................         132,091
                                                                   ------------
                                                                        396,481
                                                                   ------------
                FINANCIAL -- 3.1%
     2,893      Fidelity National Financial, Inc. .............          88,237
                                                                   ------------

                INDUSTRIAL -- 31.3%
     3,950      Granite Construction, Inc. * ..................         132,572
     7,985      JLG Industries, Inc. ..........................         124,766
     2,295      Kennametal, Inc. ..............................          48,769
     7,880      Lincoln Electric Holdings, Inc. ...............         175,330
     4,440      Roadway Express, Inc. .........................          64,102
     1,480      Tecumseh Products Co. - Class B ...............          66,970
     2,400      Texas Industries, Inc. ........................          64,650
     6,935      Tredegar Industries, Inc. .....................         156,037
     3,170      Yellow Corp. * ................................          60,626
                                                                   ------------
                                                                        893,822
                                                                   ------------
                TECHNOLOGY -- 4.3%
     4,960      GenCorp, Inc. .................................         123,690
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares       COMMON STOCKS --  96.3%                                Value
--------------------------------------------------------------------------------
                UTILITIES -- 10.4%
     3,175      Commonwealth Energy System ....................    $    128,588
    10,000      El Paso Electric Company * ....................          87,500
     3,930      Public Service Company of New Mexico ..........          80,319
                                                                   ------------
                                                                        296,407
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $2,704,481) .........    $  2,751,457
                                                                   ------------

================================================================================
 Par Value      U.S. GOVERNMENT & AGENCY BONDS --  3.5%                Value
--------------------------------------------------------------------------------
$  100,000      U.S. Treasury Bill, 1/14/99
                   (Amortized Cost $99,875) ...................    $     99,903
                                                                   ------------

================================================================================
  Shares        SHORT TERM INVESTMENTS-- 3.5%                          Value
--------------------------------------------------------------------------------
   100,421      Star Treasury Money Market Fund (at cost) .....    $    100,421
                                                                   ------------

                TOTAL INVESTMENT SECURITIES -- 103.3%
                   (Amortized Cost $2,904,777) ................       2,951,781

                LIABILITIES IN EXCESS OF OTHER ASSETS-- (3.3)%          (93,085)
                                                                   ------------

                NET ASSETS-- 100.0% ...........................    $  2,858,696
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)
================================================================================
   Shares       COMMON STOCKS -- 49.1%                                 Value
--------------------------------------------------------------------------------
                CONSUMER, CYCLICAL -- 12.3%
       913      Daimlerchrysler AG * ..........................    $     87,705
     1,200      Maytag Corporation ............................          74,700
     2,900      Navistar International Corporation * ..........          82,650
     2,600      Southwest Airlines Company ....................          58,338
     3,900      Trans World Entertainment Corporation * .......          74,344
                                                                   ------------
                                                                        377,737
                                                                   ------------
                CONSUMER, NON-CYCLICAL-- 13.0%
       750      Amgen, Inc. * .................................          78,422
     1,350      Coors (Adolph) Company - Class B ..............          76,191
     2,740      Michael Foods, Inc. ...........................          82,200
     1,000      Pacificare Health Systems, Inc. * .............          72,750
       700      Pfizer, Inc. ..................................          87,806
                                                                   ------------
                                                                        397,369
                                                                   ------------
                ENERGY -- 4.3%
     3,475      Lyondell Chemical Company .....................          62,550
     1,875      Sunoco, Inc. ..................................          67,617
                                                                   ------------
                                                                        130,167
                                                                   ------------
                FINANCIAL -- 2.5%
       675      Transamerica Corporation ......................          77,963
                                                                   ------------

                INDUSTRIAL -- 4.0%
     7,400      Bethlehem Steel Corporation * .................          61,975
     2,275      Texas Industries, Inc. ........................          61,283
                                                                   ------------
                                                                        123,258
                                                                   ------------
                TECHNOLOGY -- 7.8%
     1,625      Cordant Technologies, Inc. ....................          60,937
     3,100      THQ, Inc. * ...................................          86,800
     2,675      Unisys Corporation * ..........................          92,120
                                                                   ------------
                                                                        239,857
                                                                   ------------
                UTILITIES -- 5.2%
     1,200      AT&T Corporation ..............................          90,300
     1,470      Superior Telecom, Inc. ........................          69,457
                                                                   ------------
                                                                        159,757
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $1,394,120) .........    $  1,506,108
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
 Par Value      U.S. GOVERNMENT & AGENCY BONDS --  32.5%               Value
--------------------------------------------------------------------------------
$1,000,000      U.S. Treasury Bill, 1/14/99
                   (Amortized Cost $998,755) ..................    $    999,036
                                                                   ------------

================================================================================
  Shares        SHORT TERM INVESTMENTS --  3.0%                        Value
--------------------------------------------------------------------------------
    93,380      Star Treasury Money Market (at cost) ..........    $     93,380
                                                                   ------------

                TOTAL INVESTMENT SECURITIES --  84.6%
                   (Amortized Cost $2,486,255) ................       2,598,524

                SECURITIES SOLD SHORT -- (43.3)% (Cost $1,327,434)   (1,331,081)

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 58.7%        1,802,893
                                                                   ------------

                NET ASSETS -- 100.0% ..........................    $  3,070,336
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 1998 (Unaudited)
================================================================================
   Shares       COMMON STOCKS SOLD SHORT-- 43.3%                       Value
--------------------------------------------------------------------------------
                CONSUMER, CYCLICAL -- 13.7%
     1,900      Gaylord Entertainment Company .................    $     57,238
     1,450      Lamar Advertising Company * ...................          54,012
     1,900      Northwest Airlines Corporation * ..............          48,569
     3,800      Pep Boys - Manny, Moe & Jack ..................          59,613
     2,325      Polaroid Corporation ..........................          43,448
     2,300      Readers Digest Association - Class A ..........          57,931
     3,000      Triarc Companies, Inc. * ......................          48,000
     1,150      Union Pacific Corporation .....................          51,822
                                                                   ------------
                                                                        420,633
                                                                   ------------
                CONSUMER, NON-CYCLICAL -- 8.6%
     2,000      Columbia/HCA Healthcare Corporation ...........          49,500
     3,000      Dreyer's Grand Ice Cream, Inc. ................          45,375
     2,400      ICN Pharmaceuticals, Inc. .....................          54,300
     5,000      Ligand Pharmaceuticals, Inc. - Class B ........          58,125
     3,300      Rollins, Inc. .................................          57,750
                                                                   ------------
                                                                        265,050
                                                                   ------------
                ENERGY -- 2.4%
     4,900      Triton Energy Limited * .......................          38,894
     3,750      Pioneer Natural Resources .....................          32,812
                                                                   ------------
                                                                         71,706
                                                                   ------------
                FINANCIAL -- 1.0%
     2,300      Harris Financial, Inc. * ......................          31,338
                                                                   ------------

                INDUSTRIAL -- 5.8%
     3,400      Imation Corporation * .........................          59,500
     2,400      Millipore Corporation .........................          68,250
     1,130      Synetic, Inc. * ...............................          49,720
                                                                   ------------
                                                                        177,470
                                                                   ------------
                TECHNOLOGY -- 6.4%
     2,500      LAM Research Corporation * ....................          44,531
     2,700      Manugistics Group, Inc. * .....................          33,750
     2,400      PRI Automation, Inc. * ........................          62,400
     2,250      Transkaryotic Therapies, Inc. * ...............          57,094
                                                                   ------------
                                                                        197,775
                                                                   ------------
                UTILITIES -- 5.4%
     3,375      Intermedia Communications, Inc. * .............          58,219
     3,350      Loral Space & Communications, Ltd. * ..........          59,672
     1,575      Mcleodusa, Inc. * .............................          49,218
                                                                   ------------
                                                                        167,109
                                                                   ------------

                TOTAL COMMON STOCKS SOLD SHORT (Cost $1,327,434)   $  1,331,081
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (Unaudited)
================================================================================

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), an open-end management investment company, organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Fund Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, the Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced the public offering of shares on October 2, 1998.

The Golden Rainbow Fund seeks to provide total return through a combination of growth, income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in equity and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James") believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations. James selects stocks that it believes are undervalued and more likely to appreciate.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with generally accepted accounting principles.

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to net asset value per share plus a sales load equal to 4.38% of net asset value (or 4.2% of the offering price). The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fixed income securities generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. At December 31, 1998, the Funds had no such outstanding purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1998:

-----------------------------------------------------------------------------------------
                                        The Golden         The James         The James
                                          Rainbow          Small Cap       Market Neutral
                                           Fund               Fund              Fund
-----------------------------------------------------------------------------------------
Gross unrealized appreciation ..      $  26,155,882       $   172,467       $   231,389
Gross unrealized depreciation ..         (2,223,126)         (125,463)         (122,767)
                                      -------------       -----------       -----------
Net unrealized appreciation ....      $  23,932,756       $    47,004       $   108,622
                                      =============       ===========       ===========
Federal income tax cost ........      $ 101,039,101       $ 2,904,777       $ 2,486,255
                                      =============       ===========       ===========
-----------------------------------------------------------------------------------------

2.   SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. government obligations for The Golden Rainbow Fund for the six months ended December 31, 1998 equaled $4,102,813 and $22,845,874, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the periods ended December 31, 1998 equaled $18,047,889 and $12,917,194, respectively, for The Golden Rainbow Fund, $2,743,293 and $37,852, respectively, for The James Small Cap Fund, and $1,600,031 and $180,209, respectively, for The James Market Neutral Fund. For the period ended December 31, 1998, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $201,988 and $1,484,314, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of James or Countrywide Fund Services, Inc. (CFS), the administrative services agent for the Trust.

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.74% of its average daily net assets, and the Adviser has agreed to waive a portion of its fee so that through June 30, 1999 the fee after waiver will be 0.65%. The Golden Rainbow Fund, like most other mutual funds, is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The Small Cap Fund and 1.70% of The Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The Small Cap Fund and The Market Neutral Fund, except for brokerage fees and commissions, taxes, interest, 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Agreement with the Trust, CFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, The Golden Rainbow Fund pays CFS a monthly fee, at the annual rate of .10% of the average value of its daily net assets up to $25,000,000; .075% of such assets from $25,000,000 to $50,000,000; and .05% of such assets in excess of $50,000,000;

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

subject to a $1,000 monthly minimum fee. James pays CFS a monthly fee for each of the James Small Cap and Market Neutral Funds at the annual rate of .10% of the average value of its daily net assets up to $25,000,000; .075% of such assets from $25,000,000 to $50,000,000; and .05% of such assets in excess of $50,000,000; subject to a $1,000 monthly minimum fee.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, CFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee paid by The Golden Rainbow Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee, and a monthly fee paid by James for the James Small Cap and Market Neutral Funds at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee of $3,000 from the Golden Rainbow Fund and $2,000 from James with respect to each of the James Small Cap and Market Neutral Funds. In addition, CFS is reimbursed for certain out-of-pocket expenses incurred by CFS in obtaining valuations of each Fund's portfolio securities.

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the Plan) under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. While the annual limitation for payment of such expenses under each Plan is 0.40% of the average daily net assets of the Fund, the Board of Trustees has currently authorized only 0.25% for such expenditures.

                               INVESTMENT ADVISER
                        James Investment Research, Inc.
                                   P.O. Box 8
                               Alpha, Ohio 45301
                             jamesfunds@jir-inc.com

                                       o

                                   CUSTODIAN
                                Star Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                       o

                                 TRANSFER AGENT
                        Countrywide Fund Services, Inc.
                               312 Walnut Street
                             Cincinnati, Ohio 45202

                                       o

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                          1700 Courthouse Plaza, N.E.
                               Dayton, Ohio 45402

                                       o

                                  DISTRIBUTOR
                           CW Fund Distributors, Inc.
                               312 Walnut Street
                             Cincinnati, Ohio 45202

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                                 LEGAL COUNSEL
                       Brown, Cummins & Brown Co. L.P.A.
                                3500 Carew Tower
                             Cincinnati, Ohio 45202